UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.2%
Boeing Co. (The)	101,422	$10,042,806
Moog, Inc. (Class A Stock)*	41,830	2,094,428
Precision Castparts Corp.	44,953	9,616,346
Teledyne Technologies, Inc.*	33,672	2,600,152
TransDigm Group, Inc.	59,267	8,658,909
Triumph Group, Inc.	9,308	722,766

		33,735,407

Air Freight & Logistics — 0.6%
FedEx Corp.	63,253	6,093,794

Airlines — 1.0%
Allegiant Travel Co.(a)	6,054	560,055
United Continental Holdings, Inc.*(a)	312,123	10,131,513

		10,691,568

Auto Components — 0.8%
Lear Corp.	125,651	7,536,547
Tenneco, Inc.*	12,832	569,227

		8,105,774

Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc.*	63,780	6,221,101
Biogen Idec, Inc.*	49,088	11,657,909
BioMarin Pharmaceutical, Inc.*	74,063	4,643,750
Gilead Sciences, Inc.*(a)	223,200	12,159,936
KYTHERA Biopharmaceuticals, Inc.*	15,793	337,812
United Therapeutics Corp.*(a)	15,793	1,049,761
Vertex Pharmaceuticals, Inc.*	67,906	5,453,531

		41,523,800

Building Products
A.O. Smith Corp.	7,362	288,590

Capital Markets — 3.8%
Eaton Vance Corp.(a)	83,973	3,485,719
Evercore Partners, Inc. (Class A Stock)	42,685	1,695,448
Goldman Sachs Group, Inc. (The)	62,737	10,168,413
Morgan Stanley	673,637	17,447,198
Piper Jaffray Cos.*	35,010	1,250,207
Stifel Financial Corp.*(a)	21,240	764,428
Waddell & Reed Financial, Inc. (Class A Stock)	98,122	4,517,537

		39,328,950

Chemicals — 1.8%
Albemarle Corp.(a)	23,972	1,604,206
Balchem Corp.	28,057	1,347,017
Cytec Industries, Inc.	8,158	583,052
Intrepid Potash, Inc.	73,944	1,388,668
Monsanto Co.	108,669	10,936,448
Mosaic Co. (The)	56,181	3,416,929

		19,276,320

Commercial Banks — 4.2%
Bank of Hawaii Corp.	33,482	1,686,823
BOK Financial Corp.	73,167	4,763,172
East West Bancorp, Inc.	167,274	4,405,997
First Republic Bank	120,644	4,483,131

FirstMerit Corp.	39,876	752,460
Fulton Financial Corp.	32,763	376,447
Home BancShares, Inc.	7,188	302,615
PNC Financial Services Group, Inc. (The)	103,725	7,430,859
Prosperity Bancshares, Inc.	44,571	2,232,561
Signature Bank*	10,162	784,303
Susquehanna Bancshares, Inc.	39,357	472,678
Texas Capital Bancshares, Inc.*	24,512	1,082,450
Webster Financial Corp.	11,861	276,954
Wells Fargo & Co.	242,015	9,813,708
Wintrust Financial Corp.(a)	140,586	5,305,716

		44,169,874

Commercial Services & Supplies — 0.6%
Copart, Inc.*	7,899	271,647
Knoll, Inc.	26,387	413,220
Mobile Mini, Inc.*	71,880	2,418,762
West Corp.	133,970	3,067,913

		6,171,542

Communications Equipment — 1.0%
Ciena Corp.*(a)	42,016	703,348
Finisar Corp.*(a)	66,602	872,486
JDS Uniphase Corp.*	509,001	6,932,594
NETGEAR, Inc.*	53,318	1,774,423

		10,282,851

Computers & Peripherals — 1.0%
Apple, Inc.	23,265	10,461,805

Construction & Engineering — 0.4%
Great Lakes Dredge & Dock Corp.	335,648	2,785,878
URS Corp.	24,292	1,176,705

		3,962,583

Consumer Finance — 0.5%
Capital One Financial Corp.	93,631	5,704,937

Diversified Financial Services — 2.2%
Citigroup, Inc.	196,306	10,205,949
ING US, Inc.*	188,471	5,377,078
JPMorgan Chase & Co.	142,102	7,757,348

		23,340,375

Diversified Telecommunication Services — 1.6%
Cogent Communications Group, Inc.	155,777	4,282,310
Frontier Communications Corp.(a)	523,004	2,165,237
Lumos Networks Corp.	33,237	456,676
tw telecom, inc.*	105,275	3,003,496
Vivendi SA (France)	331,559	6,489,384

		16,397,103

Electric Utilities — 0.7%
EDP - Energias de Portugal SA (Portugal)	1,787,144	5,763,315
ITC Holdings Corp.	18,852	1,632,018

		7,395,333

Electrical Equipment — 0.2%
Polypore International, Inc.*(a)	43,570	1,639,103

Electronic Equipment & Instruments — 1.3%
Flextronics International Ltd. (Singapore)*	1,324,722	9,882,426
FLIR Systems, Inc.	87,930	2,141,975
Rogers Corp.*	29,489	1,364,456

		13,388,857

Energy Equipment & Services — 2.8%
Dresser-Rand Group, Inc.*	69,229	4,195,277
Dril-Quip, Inc.*	35,150	3,179,318
FMC Technologies, Inc.*	94,778	5,275,343
Halliburton Co.	178,676	7,477,591
National Oilwell Varco, Inc.	91,629	6,441,519
Superior Energy Services, Inc.*	98,122	2,617,895

		29,186,943

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	72,299	7,929,031
Harris Teeter Supermarkets, Inc.	40,971	1,925,637
Susser Holdings Corp.*	8,288	392,354
United Natural Foods, Inc.*	33,706	1,783,721
Wal-Mart Stores, Inc.	61,906	4,633,045
Whole Foods Market, Inc.	165,516	8,583,660

		25,247,448

Food Products — 3.3%
Adecoagro SA (Luxembourg)*	192,171	1,420,144
B&G Foods, Inc.	13,305	382,918
Boulder Brands, Inc.*(a)	30,154	316,315
Bunge Ltd. (Bermuda)	114,109	7,941,986
Dean Foods Co.*(a)	143,583	1,506,186
Hain Celestial Group, Inc. (The)*(a)	61,587	4,102,926
Mondelez International, Inc. (Class A Stock)	300,261	8,845,689
Post Holdings, Inc.*	6,331	267,105
SunOpta, Inc. (Canada)*	107,612	841,526
Tyson Foods, Inc. (Class A Stock)	312,895	7,822,375
WhiteWave Foods Co. (The) (Class A Stock)	36,677	639,655
WhiteWave Foods Co. (The) (Class B Stock)(a)	52,235	863,967

		34,950,792

Healthcare Equipment & Supplies — 1.2%
Abbott Laboratories	135,959	4,985,616
DexCom, Inc.*	68,083	1,418,169
Insulet Corp.*	166,057	4,958,462
Masimo Corp.	13,801	298,792
West Pharmaceutical Services, Inc.	11,183	766,595

		12,427,634

Healthcare Providers & Services — 4.4%
Air Methods Corp.(a)	162,747	6,093,248
Bio-Reference Labs, Inc.*(a)	112,470	3,469,699
Centene Corp.*	36,885	1,825,807
Express Scripts Holding Co.*	82,503	5,125,086
Gentiva Health Services, Inc.*	77,236	823,336
HCA Holdings, Inc.	188,402	7,358,982
Magellan Health Services, Inc.*	33,273	1,813,379
MWI Veterinary Supply, Inc.*	23,342	2,836,286
Patterson Cos., Inc	15,978	624,420
Team Health Holdings, Inc.*	61,039	2,384,794
UnitedHealth Group, Inc.	120,581	7,551,988
Universal Health Services, Inc. (Class B Stock)	81,764	5,653,163
Vanguard Health Systems, Inc.*	72,377	964,062

		46,524,250

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc.*	34,761	808,541
Carnival Corp. (Panama)	186,857	6,184,967
Cheesecake Factory, Inc. (The)(a)	102,452	4,089,884
Dunkin’ Brands Group, Inc.	151,758	6,009,617
Starbucks Corp.	95,632	6,031,510
Vail Resorts, Inc.	49,333	3,159,778

		26,284,297

Household Durables — 0.6%
D.R. Horton, Inc.(a)	79,076	1,926,291
Lennar Corp. (Class A Stock)(a)	53,217	2,092,493
Meritage Homes Corp.*	11,209	530,858
Toll Brothers, Inc.*(a)	57,225	1,955,378

		6,505,020

Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.*	334,032	6,784,190

Industrial Conglomerates
Carlisle Cos., Inc.	6,964	455,515

Insurance — 3.1%
HCC Insurance Holdings, Inc.	11,619	497,874
Markel Corp.*	538	281,315
MetLife, Inc.	195,985	8,664,497
Navigators Group, Inc. (The)*	5,252	306,297
Protective Life Corp.	149,099	5,767,149
StanCorp Financial Group, Inc.	50,717	2,304,073
Symetra Financial Corp.	376,440	5,255,102
White Mountains Insurance Group Ltd. (Bermuda)	12,190	7,206,362
W.R. Berkley Corp.	42,749	1,751,427

		32,034,096

Internet & Catalog Retail — 2.4%
Amazon.com, Inc.*	49,533	13,325,863
priceline.com, Inc.*(a)	12,782	10,275,833
Vitacost.com, Inc.*(a)	194,572	1,591,599

		25,193,295

Internet Software & Services — 4.0%
Brightcove, Inc.*	105,656	790,307
Cornerstone OnDemand, Inc.*	29,489	1,198,433
CoStar Group, Inc.*	6,597	737,610
ExactTarget, Inc.*(a)	89,923	2,069,128
Facebook, Inc. (Class A Stock)*	248,703	6,055,918
Google, Inc. (Class A Stock)*	20,697	18,014,876
LinkedIn Corp. (Class A Stock)*	54,092	9,062,033
Millennial Media, Inc.*(a)	118,276	933,198
Rackspace Hosting, Inc.*(a)	71,830	2,695,780

		41,557,283

IT Services — 3.4%
DST Systems, Inc.	26,363	1,797,429
Gartner, Inc.*	50,858	2,879,071
Global Payments, Inc.	10,669	511,685
International Business Machines Corp.	36,132	7,516,179
InterXion Holding NV (Netherlands)*	62,858	1,725,452
MasterCard, Inc. (Class A Stock)	33,163	18,911,201
Vantiv, Inc. (Class A Stock)*	48,899	1,301,203
WEX, Inc.*	16,806	1,241,459

		35,883,679

Life Sciences Tools & Services — 0.3%
Fluidigm Corp.*	147,809	2,518,666
PAREXEL International Corp.*	8,715	398,188

		2,916,854

Machinery — 2.2%
AGCO Corp.	21,532	1,194,380
CIRCOR International, Inc.	19,833	1,013,466
Crane Co.	35,788	2,138,333
Gardner Denver, Inc.	3,605	272,178
IDEX Corp.	23,128	1,273,196
Lindsay Corp.	13,513	1,097,931
Nordson Corp.	39,205	2,792,180
Oshkosh Corp.*	9,806	390,475
RBC Bearings, Inc.*	76,267	3,734,032
SPX Corp.	66,886	5,278,643
Terex Corp.*	13,939	499,992
Wabtec Corp.	7,361	809,784
Watts Water Technologies, Inc. (Class A Stock)	10,176	484,378
Woodward, Inc.	54,492	2,133,362

		23,112,330

Media — 2.9%
Cinemark Holdings, Inc.	97,841	2,870,655
Comcast Corp. (Class A Stock)	203,095	8,154,264
Liberty Global, Inc. (Class C Stock)*(a)	145,180	9,972,414
Walt Disney Co. (The)	155,108	9,784,213

		30,781,546

Metals & Mining — 1.5%
Carpenter Technology Corp.	7,643	368,087
Goldcorp, Inc. (Canada)	201,344	5,861,124
Kinross Gold Corp. (Canada)(a)	878,945	5,634,037
McEwen Mining, Inc.*(a)	209,037	533,044
Reliance Steel & Aluminum Co.	51,849	3,410,109
Steel Dynamics, Inc.	22,390	343,463

		16,149,864

Multiline Retail — 0.1%
J.C. Penney Co., Inc.*(a)	79,529	1,398,120

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	103,475	9,050,958
Bonanza Creek Energy, Inc.*	66,836	2,482,957
Denbury Resources, Inc.*	187,050	3,432,367
Marathon Oil Corp.	219,789	7,558,544
Noble Energy, Inc.	144,924	8,354,868
Occidental Petroleum Corp.	95,644	8,805,943
PDC Energy, Inc.*	21,653	1,108,417
Rosetta Resources, Inc.*	119,945	5,620,623
SemGroup Corp. (Class A Stock)	66,302	3,468,921
Suncor Energy, Inc. (Canada)	231,429	7,020,441
Targa Resources Corp.	51,590	3,323,428
Whiting Petroleum Corp.*	19,570	901,590

		61,129,057

Personal Products — 1.3%
Avon Products, Inc.	194,301	4,579,674
Estee Lauder Cos., Inc. (The) (Class A Stock)	133,255	9,032,024

		13,611,698

Pharmaceuticals — 3.8%
Actavis, Inc.*	60,067	7,405,660
Allergan, Inc.	50,629	5,037,079
Novo Nordisk A/S (Denmark), ADR	50,202	8,087,542
Pacira Pharmaceuticals, Inc.*(a)	85,359	2,501,019
Pfizer, Inc.	268,981	7,324,353
Sanofi (France), ADR	133,032	7,062,669
Teva Pharmaceutical Industries Ltd. (Israel), ADR	71,839	2,744,250

		40,162,572

Professional Services — 0.6%
Corporate Executive Board Co. (The)	38,197	2,337,274
Dun & Bradstreet Corp. (The)	15,962	1,566,511
Equifax, Inc.	4,702	286,352
FTI Consulting, Inc.*	30,446	1,156,643
Insperity, Inc.	10,867	327,749
Robert Half International, Inc.	19,935	692,941

		6,367,470

Real Estate Investment Trusts — 1.8%
Capstead Mortgage Corp.	117,330	1,440,812
Chatham Lodging Trust	30,023	556,927
Chimera Investment Corp.	84,884	258,896
Colony Financial, Inc.	118,387	2,622,272
CubeSmart	17,138	268,210
DCT Industrial Trust, Inc.	74,811	552,105
Extra Space Storage, Inc.	14,114	591,236
Hersha Hospitality Trust	260,276	1,488,779
MFA Financial, Inc.	550,885	4,836,770
Starwood Property Trust, Inc.	108,015	2,740,341
Summit Hotel Properties, Inc.	309,466	3,054,429

		18,410,777

Road & Rail — 1.3%
Canadian Pacific Railway Ltd. (Canada)	61,687	8,142,067
Heartland Express, Inc.	169,385	2,430,675
Roadrunner Transportation Systems, Inc.*	105,271	2,916,007

		13,488,749

Semiconductors & Semiconductor Equipment — 1.9%
ATMI, Inc.*	125,524	2,996,258
Avago Technologies Ltd. (Singapore)	138,305	5,215,482
Cavium, Inc.*(a)	106,102	3,475,901
Cree, Inc.*	11,725	731,054
Hittite Microwave Corp.*	54,585	2,962,874
Inphi Corp.*	36,349	371,123
Power Integrations, Inc.	93,378	3,986,307

		19,738,999

Software — 5.3%
Aspen Technology Inc*	31,483	964,010
BroadSoft, Inc.*(a)	46,974	1,302,119
CA, Inc.	259,136	7,077,004
Cadence Design Systems, Inc.*(a)	145,362	2,199,327
CommVault Systems, Inc.*	37,662	2,636,340
Infoblox, Inc.*	12,478	303,590
Jive Software, Inc.*(a)	34,953	590,706
Microsoft Corp.	357,615	12,473,611
NetSuite, Inc.*(a)	13,058	1,143,881
QLIK Technologies, Inc.*	79,768	2,453,664
Red Hat, Inc.*	99,928	4,819,528
Salesforce.com, Inc.*(a)	136,992	5,798,871

SolarWinds, Inc.*	43,986	1,854,010
Splunk, Inc.*	66,782	3,122,726
Ultimate Software Group, Inc.*	3,584	398,899
VMware, Inc. (Class A Stock)*(a)	72,728	5,172,415
Workday, Inc. (Class A Stock)	54,827	3,521,538

		55,832,239

Specialty Retail — 3.9%
American Eagle Outfitters, Inc.	168,895	3,342,432
ANN, Inc.*	20,376	625,136
Asbury Automotive Group, Inc.*	80,893	3,332,791
Chico’s FAS, Inc.	120,915	2,183,725
DSW, Inc. (Class A Stock)(a)	16,729	1,237,779
Express, Inc.*	145,487	3,171,617
Foot Locker, Inc.	40,401	1,386,562
Inditex SA (Spain), ADR	296,363	7,337,948
Mattress Firm Holding Corp.*(a)	69,702	2,506,484
Pier 1 Imports, Inc.(a)	204,649	4,745,810
TJX Cos., Inc.	212,639	10,761,660
Urban Outfitters, Inc.*	12,369	518,632

		41,150,576

Textiles, Apparel & Luxury Goods — 4.5%
Deckers Outdoor Corp.*(a)	15,218	816,902
Lululemon Athletica, Inc.*(a)	64,643	5,029,872
Michael Kors Holdings Ltd. (British Virgin Islands)*	150,529	9,456,232
NIKE, Inc. (Class B Stock)	169,868	10,474,061
Prada SpA (Italy)	783,600	7,510,307
PVH Corp.	28,321	3,262,296
Quiksilver, Inc.*	72,180	568,056
Ralph Lauren Corp.	43,114	7,548,830
Vera Bradley, Inc.*(a)	99,792	2,345,112

		47,011,668

Thrifts & Mortgage Finance — 0.1%
Provident Financial Services, Inc.	43,467	661,568
WSFS Financial Corp.	5,567	279,686

		941,254

Water Utilities — 0.4%
American States Water Co.	25,050	1,330,907
Aqua America, Inc.	96,592	3,003,045

		4,333,952

Wireless Telecommunication Services — 1.9%
NII Holdings, Inc.*	910,075	7,016,678
NTELOS Holdings Corp.	33,261	544,483
SBA Communications Corp. (Class A Stock)*(a)	157,566	11,859,993

		19,421,154

TOTAL LONG-TERM INVESTMENTS (cost $767,289,317)		1,040,951,887

SHORT-TERM INVESTMENT — 11.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $119,585,328; includes $111,059,754 of cash collateral for securities on loan)(b)(c)	119,585,328	119,585,328

TOTAL INVESTMENTS — 110.6% (cost $886,874,645)(d)	1,160,537,215
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6)%	(110,904,663)

NET ASSETS — 100.0%	$1,049,632,552

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,763,947; cash collateral of $111,059,754 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments was $903,525,929; accordingly, net unrealized appreciation on investments for federal income tax purposes was $257,011,286 (gross unrealized appreciation $270,511,049; gross unrealized depreciation $13,499,763). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax reporting as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,021,188,881	$19,763,006	$—
Affiliated Money Market Mutual Fund	119,585,328	—	—

Total	$1,140,774,209	$19,763,006	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.